Fair Value (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets and liabilities measured on a recurring basis
Trading securities		$ 637
Available for sale securities
Available for sale securities	1,006,744	826,274
U.S. Government agencies [Member]
Available for sale securities
Available for sale securities	8,015
States and political subdivisions-tax exempt [Member]
Available for sale securities
Available for sale securities	17,215	34,245
States and political subdivisions-taxable [Member]
Available for sale securities
Available for sale securities	573	7,702
Mortgage-backed securities-residential private label [Member]
Available for sale securities
Available for sale securities		5,727
Industrial revenue bond [Member]
Available for sale securities
Available for sale securities	3,800	3,750
Marketable equity securities [Member]
Available for sale securities
Available for sale securities	2,719	1,807
Trust Preferred Securities [Member]
Available for sale securities
Available for sale securities	246
Collateralized debt obligation [Member]
Available for sale securities
Available for sale securities	297	328
Fair Value on recurring basis [Member]
Assets and liabilities measured on a recurring basis
Trading securities		637
Available for sale securities
Available for sale securities	1,006,744	826,274
Gross asset value of derivatives	880
Liabilities
Gross liability value of derivatives	412
Fair Value on recurring basis [Member] | U.S. Government agencies [Member]
Available for sale securities
Available for sale securities	8,015
Fair Value on recurring basis [Member] | States and political subdivisions-tax exempt [Member]
Available for sale securities
Available for sale securities	17,215	34,245
Fair Value on recurring basis [Member] | States and political subdivisions-taxable [Member]
Available for sale securities
Available for sale securities	573	7,702
Fair Value on recurring basis [Member] | Mortgage-backed securities-residential [Member]
Available for sale securities
Available for sale securities	973,853	769,905
Fair Value on recurring basis [Member] | Mortgage-backed securities-residential private label [Member]
Available for sale securities
Available for sale securities		5,727
Fair Value on recurring basis [Member] | Industrial revenue bond [Member]
Available for sale securities
Available for sale securities	3,800	3,750
Fair Value on recurring basis [Member] | Marketable equity securities [Member]
Available for sale securities
Available for sale securities	2,719	1,807
Fair Value on recurring basis [Member] | Corporate Bonds [Member]
Available for sale securities
Available for sale securities	26	2,810
Fair Value on recurring basis [Member] | Trust Preferred Securities [Member]
Available for sale securities
Available for sale securities	246
Fair Value on recurring basis [Member] | Collateralized debt obligation [Member]
Available for sale securities
Available for sale securities	297	328
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Available for sale securities
Available for sale securities	2,965	1,807
Gross asset value of derivatives
Liabilities
Gross liability value of derivatives
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value on recurring basis [Member]
Assets and liabilities measured on a recurring basis
Trading securities		637
Available for sale securities
Available for sale securities	2,965	1,807
Gross asset value of derivatives
Liabilities
Gross liability value of derivatives
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value on recurring basis [Member] | U.S. Government agencies [Member]
Available for sale securities
Available for sale securities
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value on recurring basis [Member] | States and political subdivisions-tax exempt [Member]
Available for sale securities
Available for sale securities
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value on recurring basis [Member] | States and political subdivisions-taxable [Member]
Available for sale securities
Available for sale securities
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value on recurring basis [Member] | Mortgage-backed securities-residential [Member]
Available for sale securities
Available for sale securities
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value on recurring basis [Member] | Mortgage-backed securities-residential private label [Member]
Available for sale securities
Available for sale securities
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value on recurring basis [Member] | Industrial revenue bond [Member]
Available for sale securities
Available for sale securities
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value on recurring basis [Member] | Marketable equity securities [Member]
Available for sale securities
Available for sale securities	2,719	1,807
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value on recurring basis [Member] | Corporate Bonds [Member]
Available for sale securities
Available for sale securities
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value on recurring basis [Member] | Trust Preferred Securities [Member]
Available for sale securities
Available for sale securities	246
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value on recurring basis [Member] | Collateralized debt obligation [Member]
Available for sale securities
Available for sale securities
Significant Other Observable Inputs (Level 2) [Member]
Available for sale securities
Available for sale securities	999,656	819,599
Gross asset value of derivatives	880
Liabilities
Gross liability value of derivatives	412
Significant Other Observable Inputs (Level 2) [Member] | Fair Value on recurring basis [Member]
Assets and liabilities measured on a recurring basis
Trading securities
Available for sale securities
Available for sale securities	999,656	819,599
Gross asset value of derivatives	880
Liabilities
Gross liability value of derivatives	412
Significant Other Observable Inputs (Level 2) [Member] | Fair Value on recurring basis [Member] | U.S. Government agencies [Member]
Available for sale securities
Available for sale securities	8,015
Significant Other Observable Inputs (Level 2) [Member] | Fair Value on recurring basis [Member] | States and political subdivisions-tax exempt [Member]
Available for sale securities
Available for sale securities	17,215	34,245
Significant Other Observable Inputs (Level 2) [Member] | Fair Value on recurring basis [Member] | States and political subdivisions-taxable [Member]
Available for sale securities
Available for sale securities	573	7,702
Significant Other Observable Inputs (Level 2) [Member] | Fair Value on recurring basis [Member] | Mortgage-backed securities-residential [Member]
Available for sale securities
Available for sale securities	973,853	769,905
Significant Other Observable Inputs (Level 2) [Member] | Fair Value on recurring basis [Member] | Mortgage-backed securities-residential private label [Member]
Available for sale securities
Available for sale securities		5,727
Significant Other Observable Inputs (Level 2) [Member] | Fair Value on recurring basis [Member] | Industrial revenue bond [Member]
Available for sale securities
Available for sale securities
Significant Other Observable Inputs (Level 2) [Member] | Fair Value on recurring basis [Member] | Marketable equity securities [Member]
Available for sale securities
Available for sale securities
Significant Other Observable Inputs (Level 2) [Member] | Fair Value on recurring basis [Member] | Corporate Bonds [Member]
Available for sale securities
Available for sale securities		2,020
Significant Other Observable Inputs (Level 2) [Member] | Fair Value on recurring basis [Member] | Trust Preferred Securities [Member]
Available for sale securities
Available for sale securities
Significant Other Observable Inputs (Level 2) [Member] | Fair Value on recurring basis [Member] | Collateralized debt obligation [Member]
Available for sale securities
Available for sale securities
Significant Unobservable Inputs (Level 3) [Member]
Available for sale securities
Available for sale securities	4,123	4,868
Gross asset value of derivatives
Liabilities
Gross liability value of derivatives
Significant Unobservable Inputs (Level 3) [Member] | Fair Value on recurring basis [Member]
Assets and liabilities measured on a recurring basis
Trading securities
Available for sale securities
Available for sale securities	4,123	4,868
Gross asset value of derivatives
Liabilities
Gross liability value of derivatives
Significant Unobservable Inputs (Level 3) [Member] | Fair Value on recurring basis [Member] | U.S. Government agencies [Member]
Available for sale securities
Available for sale securities
Significant Unobservable Inputs (Level 3) [Member] | Fair Value on recurring basis [Member] | States and political subdivisions-tax exempt [Member]
Available for sale securities
Available for sale securities
Significant Unobservable Inputs (Level 3) [Member] | Fair Value on recurring basis [Member] | States and political subdivisions-taxable [Member]
Available for sale securities
Available for sale securities
Significant Unobservable Inputs (Level 3) [Member] | Fair Value on recurring basis [Member] | Mortgage-backed securities-residential [Member]
Available for sale securities
Available for sale securities
Significant Unobservable Inputs (Level 3) [Member] | Fair Value on recurring basis [Member] | Mortgage-backed securities-residential private label [Member]
Available for sale securities
Available for sale securities
Significant Unobservable Inputs (Level 3) [Member] | Fair Value on recurring basis [Member] | Industrial revenue bond [Member]
Available for sale securities
Available for sale securities	3,800	3,750
Significant Unobservable Inputs (Level 3) [Member] | Fair Value on recurring basis [Member] | Marketable equity securities [Member]
Available for sale securities
Available for sale securities
Significant Unobservable Inputs (Level 3) [Member] | Fair Value on recurring basis [Member] | Corporate Bonds [Member]
Available for sale securities
Available for sale securities	26	790
Significant Unobservable Inputs (Level 3) [Member] | Fair Value on recurring basis [Member] | Trust Preferred Securities [Member]
Available for sale securities
Available for sale securities
Significant Unobservable Inputs (Level 3) [Member] | Fair Value on recurring basis [Member] | Collateralized debt obligation [Member]
Available for sale securities
Available for sale securities	$ 297	$ 328